Financial Assets and Liabilities - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 29, 2018	Mar. 06, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 14, 2018	Mar. 22, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets			$ 300,000	$ 0	$ (300,000)
Borrowings				0
Other non-current assets			3,361,000	1,916,000
Interest-bearing deposits at call held as security			400,000	500,000
Security deposit			250,000	250,000
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			710,000	738,000
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			1,178,000	$ 1,178,000
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest-bearing deposits at call held as security			500,000
Security deposit			200,000
Hercules Capital, Inc. | Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			700,000
Hercules Capital, Inc. | Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			$ 1,200,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 75,000,000
Borrowings, interest rate		9.45%	9.45%			9.95%	9.70%
Borrowings, maturity		March 2022	March 2022
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 35,000,000
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 40,000,000	$ 40,000,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings			If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 40,000,000
Borrowings principal amount	$ 40,000,000
Borrowings, interest rate	15.00%
Borrowings, maturity	July 2026		July 2026
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.		There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 30,000,000
Borrowings principal amount	$ 30,000,000